RELATED PARTY TRANSACTIONS	13 Months Ended
Sep. 30, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Key management personnel are those persons having the authority and responsibility for planning, directing, and controlling activities of the Company, directly or indirectly. The key management personnel of the Company are the members of the Company’s executive management team and Board of Directors.

Management and Board compensation
For the thirteen months ended September 30, 2023 and the year ended August 31, 2022, the Company’s expenses included the following management and Board of Directors compensation:

	THIRTEEN MONTHS ENDED	YEAR ENDED
	SEPTEMBER 30, 2023	AUGUST 31, 2022
Salaries and consulting fees	$4,737	$3,891
Share-based compensation	3,525	3,713
Total key management compensation	$8,262	$7,604
During the thirteen months ended September 30, 2023, 206,250 stock options (August 31, 2022 – 821,750) were granted to key management personnel with an aggregate fair value of $665 (August 31, 2022 – $3,407). In addition, during the thirteen months ended September 30, 2023, 285,191 RSUs (August 31, 2022 – 95,093), were granted to key management personnel with an aggregate fair value of $1,325 (August 31, 2022 – $1,022). For the thirteen months ended September 30, 2023, 136,920 PSUs, (August 31, 2022 – 39,742) were issued to key management personnel with an aggregate fair value of $305 (August 31, 2022 – $167).
Significant Transactions with Associates and Joint Operations
The Company has transactions with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business.

For the thirteen months ended September 30, 2023, under the PDC Agreement, BAT incurred $3,134 (August 31, 2022 - $2,404) for direct expenses and the Company incurred $10,638 (August 31, 2022 - $6,818) of direct expenses and capital expenditures of $1,768 (August 31, 2022 - $3,548) related to the Center of Excellence ("CoE"). The Company recorded for the thirteen months ended September 30, 2023, $6,886 (August 31, 2022 - $2,837) of these expenditures in the consolidated statement of operations and comprehensive loss. For the thirteen months ended September 30, 2023, the Company recorded $884 (August 31, 2022 - $1,774), of capital expenditures which are included in the consolidated statement of financial position.

During the thirteen months ended September 30, 2023, BAT exercised nil (August 31, 2022 - 664,929) Top-up Rights. As at September 30, 2023, there is a receivable balance of $167 (August 31, 2022 - payable of $2,444) from BAT.